Financial risk management - Summary of sensitivity of life insurance contracts and reinsurance contracts (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance risk [member] | Mortality/morbidity rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (11,635)	S/ (11,560)
Impact on income/CSM before taxes, net of reinsurance, Increase	(5,508)	(9,942)
Impact on net equity, gross of reinsurance, Increase	(13,831)	(12,038)
Impact on net equity of reinsurance, Increase	S/ (7,705)	(10,420)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 11,670	11,150
Impact on income/CSM before taxes, net of reinsurance, Decrease	8,410	10,048
Impact on net equity, gross of reinsurance, Decrease	13,713	11,470
Impact on net equity of reinsurance, Decrease	S/ 10,453	10,368
Insurance risk [member] | Longevity [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (209,615)	(215,592)
Impact on income/CSM before taxes, net of reinsurance, Increase	(209,615)	(215,592)
Impact on net equity, gross of reinsurance, Increase	(202,358)	(179,819)
Impact on net equity of reinsurance, Increase	S/ (202,358)	(179,819)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 133,505	157,253
Impact on income/CSM before taxes, net of reinsurance, Decrease	133,505	157,253
Impact on net equity, gross of reinsurance, Decrease	127,307	125,713
Impact on net equity of reinsurance, Decrease	S/ 127,307	125,713
Insurance risk [member] | Expenses [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (36,563)	(38,400)
Impact on income/CSM before taxes, net of reinsurance, Increase	(36,568)	(38,274)
Impact on net equity, gross of reinsurance, Increase	(36,824)	(33,987)
Impact on net equity of reinsurance, Increase	S/ (36,829)	(33,862)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 36,361	38,394
Impact on income/CSM before taxes, net of reinsurance, Decrease	36,317	38,330
Impact on net equity, gross of reinsurance, Decrease	36,611	33,980
Impact on net equity of reinsurance, Decrease	S/ 36,566	33,916
Insurance risk [member] | Expiration and abandonment rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ 10,238	11,536
Impact on income/CSM before taxes, net of reinsurance, Increase	8,779	10,589
Impact on net equity, gross of reinsurance, Increase	9,527	7,267
Impact on net equity of reinsurance, Increase	S/ 8,067	6,320
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ (10,900)	(12,300)
Impact on income/CSM before taxes, net of reinsurance, Decrease	(9,291)	(11,206)
Impact on net equity, gross of reinsurance, Decrease	(9,936)	(7,665)
Impact on net equity of reinsurance, Decrease	S/ (8,326)	(6,571)
Liquidity risk [member] | Mortality/morbidity rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (43,274)	(32,566)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (31,820)	(21,822)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 43,664	33,422
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 29,152	22,119
Liquidity risk [member] | Longevity [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (38,516)	(40,650)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (38,516)	(40,650)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 92,190	75,852
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 92,190	75,852
Liquidity risk [member] | Expenses [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (34,322)	(26,561)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (34,317)	(26,686)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 34,501	26,543
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 34,545	26,606
Liquidity risk [member] | Expiration and abandonment rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (6,127)	(3,941)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (6,684)	(4,485)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 7,535	4,852
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 8,262	S/ 5,480